Stock Options and Stock-Based Compensation (Details) - Employee Stock Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	402,003	280,790	203,310
Shares, Granted	0	158,313	96,180
Shares, Exercised	0	0	(1,000)
Shares, Cancelled or expired	(7,800)	(37,100)	(17,700)
Shares, Outstanding	394,203	402,003	280,790	203,310
Shares Exercisable	220,040	197,547	183,859
Weighted Average Exercise Price, Outstanding	$ 17.25	$ 23.00	$ 27.75
Weighted Average Exercise Price, Granted	0	8.25	13.75
Weighted Average Exercise Price, Exercised	0		13.75
Weighted Average Exercise Price, Cancelled or expired	8.00	22.50	27.75
Weighted Average Exercise Price, Outstanding	17.50	17.25	23.00	$ 27.75
Weighted Average Exercise Price, Exercisable	$ 23.75	$ 25.25	$ 27.75
Weighted Average Remaining Contractual Life (in years), Outstanding	6 years 11 months 23 days	7 years 3 months 4 days	6 years 8 months 8 days	7 years 7 days
Weighted Average Remaining Contractual Life (in years), Exercisable	5 years 4 months 17 days	5 years 7 months 2 days	6 years 6 months 7 days